Credit Risk and Major Customers	12 Months Ended
Dec. 31, 2022
Credit Risk and Major Customers [Abstract]
Credit risk and major customers

Note 17 – Credit risk and major customers

Accounts receivable concentration of credit risk is as below:

	As of December 31,	As of December 31,
	2022	2021
Customer A	20%	* %
Customer B	* %	13%
Customer C	20%	13%
Customer D	* %	11%
Customer S	11%	* %

Supplier concentration of credit risk is as below:

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2022		2021		2020
Supplier R	11%		*	%	*	%
Supplier N	*	%	22%		*	%
Supplier O	*	%	13%		*	%
Supplier P	*	%	*	%	28%
Supplier Q	*	%	*	%	44%

Revenue concentration of credit risk is as below:

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2022		2021		2020
Customer H	76%		32%		* %
Customer F	*	%	11%		* %
Customer D	*	%	*	%	20%
Customer J	*	%	*	%	18%
Customer E	*	%	*	%	12%
Customer K	*	%	*	%	10%
Customer L	*	%	*	%	10%
Customer M	*	%	*	%	10%

*	Less than 10%